RELATED PARTY TRANSACTIONS - Narrative (Details) - Related Party - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
BPO
Related Party Transaction [Line Items]
Deposit assets	$ 273,000,000		$ 266,000,000
Equity Commitment Agreement
Related Party Transaction [Line Items]
Equity commitment	2,000,000,000.0
Related party agreements and transactions	0		$ 0
Subsidiaries Investments
Related Party Transaction [Line Items]
Payments to acquire investments	$ 4,200,000,000	$ 1,600,000,000